Long-Term Debt - Summary of Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Oct. 19, 2015	Nov. 16, 2012
Series C Revolving Credit Facility Due 2017 [Member]
Debt Instrument [Line Items]
Credit facility, due date	Nov. 16, 2017
Series A, B Revolving Credit Facilities Due 2019 [Member]
Debt Instrument [Line Items]
Credit facility, due date	Mar. 31, 2019
6.375% Senior Secured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	6.375%	6.375%		6.375%
Debt instrument maturity date	Dec. 01, 2019	Dec. 01, 2019
8.75% Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	8.75%	8.75%		8.75%
Debt instrument maturity date	Dec. 01, 2020	Dec. 01, 2020
8.875% Senior Secured Notes Due 2022 [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	8.875%		8.875%
Debt instrument maturity date	Dec. 01, 2022
Revolving Credit Facility Due 2017 [Member]
Debt Instrument [Line Items]
Credit facility, due date		Nov. 16, 2017